Related Party Transactions and Balances (Details)		12 Months Ended
	Nov. 30, 2023 HKD ($)	Nov. 30, 2024 HKD ($)	Nov. 30, 2024 USD ($)	Nov. 30, 2023 HKD ($)	Nov. 30, 2022 HKD ($)	Mar. 31, 2025 HKD ($)	Nov. 30, 2024 USD ($)
Related Party Transactions and Balances [Line Items]
Payment of amount due from director net		$ 9,093,124	$ 1,168,707	$ (37,938)	$ 37,938
Shenzhen Huiyue Technology Co.,Ltd [Member]
Related Party Transactions and Balances [Line Items]
Due to related parties	$ 1,177,929
Ms. Wai Lau [Member]
Related Party Transactions and Balances [Line Items]
Payment of amount due from director net		9,093,124	$ 1,168,707
Related Party [Member]
Related Party Transactions and Balances [Line Items]
Due from director		1,556,765					$ 200,085
Amount repaid	7,536,359			7,536,359
Director [Member]
Related Party Transactions and Balances [Line Items]
Due from director	$ 6,358,430			$ 6,358,430
Forecast [Member] | Related Party [Member]
Related Party Transactions and Balances [Line Items]
Due from director						$ 1,556,765
Amount repaid						$ 7,536,359